Restatement of Previously Issued Financial Statements - Additional Information (Detail) - USD ($)		3 Months Ended	4 Months Ended	7 Months Ended
	Aug. 07, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Change in fair value of warrant liabilities		$ 3,342,533	$ (1,243,733)	$ 4,664,000
Private Placement Warrants [Member]
Change in fair value of warrant liabilities	$ 7,700,000